Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Summary of Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consisted of the following (in thousands):

	As of December 31,
	2023	2022
Accounts payable - trade	$485	$440
Payroll and benefits	1,119	1,364
Inventory	—	69
Royalty fees due to unrelated parties	4	6
Consulting	—	8
Rent and utilities	—	28
Audit and tax fees	218	99
Legal	40	69
Other	44	298
Total accounts payable and accrued expenses	$1,910	$2,381